Intangible assets - Schedule of Goodwill attributed to cash-generating units (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 2,287	£ 1,957
North America
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	773	609
Turkey
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	255	143
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	141	128
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	747	693
Latin America and Caribbean – Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	142	126
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 229	£ 258